Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Supplemental Condensed Consolidating Financial Information
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

AngloGold Ashanti Holdings plc (“IOMco”), a 100 percent wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). See Note 25 and Note 33. IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti’s operations and assets located outside South Africa (excluding certain operations and assets in the United States of America). The following is condensed consolidating financial information for the Company as of 31 December 2017, 2016 and 2015 and for the years ended 31 December 2017, 2016 and 2015, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company’s condensed consolidated financial statements.

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue	1,005	3	3,535	—	4,543
Gold income	987	—	3,399	(30)	4,356
Cost of sales	(1,016)	—	(2,567)	1	(3,582)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	11	(1)	10
Gross profit (loss)	(29)	—	843	(30)	784
Corporate administration, marketing and other income (expenses)	(7)	(7)	(2)	(48)	(64)
Exploration and evaluation costs	(10)	—	(104)	—	(114)
Other operating income (expenses)	(9)	—	(79)	—	(88)
Special items	(414)	(6)	(27)	9	(438)
Operating profit (loss)	(469)	(13)	631	(69)	80
Interest received	1	3	11	—	15
Exchange gain (loss)	—	1	(12)	—	(11)
Finance costs and unwinding of obligations	(22)	(107)	(40)	—	(169)
Share of associates and joint ventures’ profit (loss)	13	—	9	—	22
Equity gain (loss) in subsidiaries	212	447	—	(659)	—
Profit (loss) before taxation	(265)	331	599	(728)	(63)
Taxation	104	—	(212)	—	(108)
Profit (loss) after taxation from continuing operations	(161)	331	387	(728)	(171)
Preferred stock dividends	(30)	—	—	30	—
Profit (loss) for the period	(191)	331	387	(698)	(171)
Allocated as follows:
Equity shareholders
- Continuing operations	(191)	331	367	(698)	(191)
Non-controlling interests
- Continuing operations	—	—	20	—	20
	(191)	331	387	(698)	(171)
Comprehensive income (loss)	(37)	365	422	(767)	(17)
Comprehensive income (loss) attributable to non-controlling interests	—	—	(20)	—	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	365	402	(767)	(37)

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue	1,110	3	3,141	—	4,254
Gold income	1,108	—	3,035	(58)	4,085
Cost of sales	(958)	—	(2,305)	—	(3,263)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	18	1	19
Gross profit (loss)	150	—	748	(57)	841
Corporate administration, marketing and other income (expenses)	17	(6)	(3)	(69)	(61)
Exploration and evaluation costs	(14)	—	(119)	—	(133)
Other operating income (expenses)	(26)	2	(86)	—	(110)
Special items	54	(35)	29	(90)	(42)
Operating profit (loss)	181	(39)	569	(216)	495
Interest received	6	3	13	—	22
Exchange gain (loss)	1	(1)	(28)	(60)	(88)
Finance costs and unwinding of obligations	(18)	(131)	(31)	—	(180)
Fair value adjustment on $1.25bn bonds	—	9	—	—	9
Share of associates and joint ventures’ profit (loss)	(13)	2	30	(8)	11
Equity gain (loss) in subsidiaries	(61)	389	—	(328)	—
Profit (loss) before taxation	96	232	553	(612)	269
Taxation	(4)	—	(184)	(1)	(189)
Profit (loss) after taxation from continuing operations	92	232	369	(613)	80
Preferred stock dividends	(29)	—	(29)	58	—
Profit (loss) for the period	63	232	340	(555)	80

Allocated as follows:
Equity shareholders
- Continuing operations	63	232	323	(555)	63
Non-controlling interests
- Continuing operations	—	—	17	—	17
	63	232	340	(555)	80
Comprehensive income (loss)	250	234	388	(605)	267
Comprehensive income (loss) attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	250	234	371	(605)	250

Figures in millions (US dollars)	2015	2015	2015		2015	2015
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)		Consolidation adjustments	Total
Revenue	1,091	2	3,081		—	4,174
Gold income	1,063	—	2,991		(39)	4,015
Cost of sales	(995)	—	(2,299)		—	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	(7)		—	(7)
Gross profit (loss)	68	—	685		(39)	714
Corporate administration, marketing and other income (expenses)	3	(15)	(15)		(51)	(78)
Exploration and evaluation costs	(16)	—	(116)		—	(132)
Other operating income (expenses)	(17)	—	(79)		—	(96)
Special items	(132)	(436)	65		432	(71)
Operating profit (loss)	(94)	(451)	540		342	337
Interest received	6	2	20		—	28
Exchange gain (loss)	(1)	(1)	(15)		—	(17)
Finance costs and unwinding of obligations	(21)	(196)	(28)		—	(245)
Fair value adjustment on $1.25bn bonds	—	66	—		—	66
Share of associates and joint ventures’ profit (loss)	11	1	77	—	(1)	88
Equity gain (loss) in subsidiaries	(26)	140	—		(114)	—
Profit (loss) before taxation	(125)	(439)	594		227	257
Taxation	59	(1)	(269)		—	(211)
Profit (loss) after taxation from continuing operations	(66)	(440)	325		227	46
Discontinued operations
Profit (loss) from discontinued operations	—	—	(116)		—	(116)
Profit (loss) after discontinued operations	(66)	(440)	209		227	(70)
Preferred stock dividends	(19)	—	(20)		39	—
Profit (loss) for the period	(85)	(440)	189		266	(70)

Allocated as follows:
Equity shareholders
- Continuing operations	(85)	(440)	290		266	31
- Discontinued operations	—	—	(116)		—	(116)
Non-controlling interests
- Continuing operations	—	—	15		—	15
	(85)	(440)	189		266	(70)
Comprehensive income (loss)	(448)	(477)	142		350	(433)
Comprehensive income (loss) attributable to non-controlling interests	—	—	(15)		—	(15)
Comprehensive income (loss) attributable to AngloGold Ashanti	(448)	(477)	127		350	(448)

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	739	—	3,003	—	3,742
Intangible assets	1	—	139	(2)	138
Investments in associates and joint ventures	2,371	4,376	1,371	(6,611)	1,507
Other investments	2	6	125	(2)	131
Inventories	—	—	100	—	100
Trade and other receivables	—	—	67	—	67
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	37	—	37
	3,113	4,382	4,846	(6,615)	5,726
Current assets
Other investments	—	6	1	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	471	250	1,166	(982)	905
Cash restricted for use	—	1	27	—	28
Cash and cash equivalents	11	21	173	—	205
	482	278	1,367	(982)	1,145
Non-current assets held for sale	310	—	38	—	348
	792	278	1,405	(982)	1,493

Total assets	3,905	4,660	6,251	(7,597)	7,219

EQUITY AND LIABILITIES
Share capital and premium	7,134	6,172	824	(6,996)	7,134
Retained earnings (accumulated losses) and other reserves	(4,471)	(3,491)	1,619	1,872	(4,471)
Shareholders’ equity	2,663	2,681	2,443	(5,124)	2,663
Non-controlling interests	—	—	41	—	41
Total equity	2,663	2,681	2,484	(5,124)	2,704

Non-current liabilities	527	1,764	1,369	—	3,660
Current liabilities including intergroup balances	591	215	2,396	(2,473)	729
Non-current liabilities held for sale	124	—	2	—	126
Total liabilities	1,242	1,979	3,767	(2,473)	4,515
Total equity and liabilities	3,905	4,660	6,251	(7,597)	7,219

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	1,160	—	2,951	—	4,111
Intangible assets	4	—	143	(2)	145
Investments in associates and joint ventures	2,109	3,478	1,338	(5,477)	1,448
Other investments	2	3	122	(2)	125
Inventories	—	—	84	—	84
Trade and other receivables	—	—	34	—	34
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	36	—	36
Other non-current assets	—	—	—	—	—
	3,275	3,481	4,712	(5,481)	5,987
Current assets
Other investments	—	5	—	—	5
Inventories, trade and other receivables, intergroup balances and other current assets	429	912	1,153	(1,567)	927
Cash restricted for use	—	1	18	—	19
Cash and cash equivalents	44	32	139	—	215
	473	950	1,310	(1,567)	1,166
Total assets	3,748	4,431	6,022	(7,048)	7,153
EQUITY AND LIABILITIES
Share capital and premium	7,108	6,215	824	(7,039)	7,108
Retained earnings (accumulated losses) and other reserves	(4,393)	(3,765)	702	3,063	(4,393)
Shareholders’ equity	2,715	2,450	1,526	(3,976)	2,715
Non-controlling interests	—	—	39	—	39
Total equity	2,715	2,450	1,565	(3,976)	2,754
Non-current liabilities	496	1,799	1,344	—	3,639
Current liabilities including intergroup balances	537	182	3,113	(3,072)	760
Total liabilities	1,033	1,981	4,457	(3,072)	4,399
Total equity and liabilities	3,748	4,431	6,022	(7,048)	7,153

Figures in millions (US dollars)	2015	2015	2015	2015	2015
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	1,030	—	3,028	—	4,058
Intangible assets	8	—	155	(2)	161
Investments in associates and joint ventures	2,002	3,627	1,338	(5,502)	1,465
Other investments	1	3	89	(2)	91
Inventories	—	—	90	—	90
Trade and other receivables	—	—	13	—	13
Deferred taxation	—	—	1	—	1
Cash restricted for use	—	—	37	—	37
Other non-current assets	18	—	—	—	18
	3,059	3,630	4,751	(5,506)	5,934
Current assets
Other investments	—	1	—	—	1
Inventories, trade and other receivables, intergroup balances and other current assets	401	921	1,076	(1,556)	842
Cash restricted for use	1	2	20	—	23
Cash and cash equivalents	19	222	243	—	484
	421	1,146	1,339	(1,556)	1,350
Total assets	3,480	4,776	6,090	(7,062)	7,284
EQUITY AND LIABILITIES
Share capital and premium	7,066	6,108	824	(6,932)	7,066
Retained earnings (accumulated losses) and other reserves	(4,636)	(3,903)	895	3,008	(4,636)
Shareholders’ equity	2,430	2,205	1,719	(3,924)	2,430
Non-controlling interests	—	—	37	—	37
Total equity	2,430	2,205	1,756	(3,924)	2,467
Non-current liabilities	428	2,427	1,255	—	4,110
Current liabilities including intergroup balances	622	144	3,079	(3,138)	707
Total liabilities	1,050	2,571	4,334	(3,138)	4,817
Total equity and liabilities	3,480	4,776	6,090	(7,062)	7,284

Figures in millions (US dollars)	2017	2017	2017	2017	2017
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(5)	(15)	1,168	3	1,151
Net movement in intergroup receivables and payables	10	(102)	123	(31)	—
Dividends received from joint ventures	—	6	—	—	6
Taxation refund	3	—	11	—	14
Taxation paid	—	—	(174)	—	(174)
Net cash inflow (outflow) from operating activities	8	(111)	1,128	(28)	997
Cash flows from investing activities
Capital expenditure	(143)	—	(686)	—	(829)
Expenditure on intangible assets	(1)	—	—	—	(1)
Proceeds from disposal of tangible assets	3	—	4	—	7
Other investments acquired	—	(5)	(86)	—	(91)
Proceeds from disposal of other investments	—	—	75	3	78
Investments in associates and joint ventures	—	(15)	(14)	2	(27)
Net loans repaid by (advanced to) associates and joint ventures	—	(6)	2	(2)	(6)
Reduction in investment in subsidiary	42	—	—	(42)	—
Disposal (acquisition) of subsidiaries	—	(2)	2	—	—
Decrease (increase) in cash restricted for use	—	—	(8)	—	(8)
Interest received	1	3	11	—	15
Net cash inflow (outflow) from investing activities	(98)	(25)	(700)	(39)	(862)
Cash flows from financing activities
Reduction in share capital	—	(43)	—	43	—
Proceeds from borrowings	539	155	121	—	815
Repayment of borrowings	(428)	(170)	(169)	—	(767)
Finance costs paid	(15)	(103)	(20)	—	(138)
Dividends paid	(39)	—	(19)	—	(58)
Intergroup dividends received (paid)	—	286	(286)	—	—
Net cash inflow (outflow) from financing activities	57	125	(373)	43	(148)
Net increase (decrease) in cash and cash equivalents	(33)	(11)	55	(24)	(13)
Translation	—	—	(21)	24	3
Cash and cash equivalents at beginning of year	44	32	139	—	215
Cash and cash equivalents at end of year	11	21	173	—	205

Figures in millions (US dollars)	2016	2016	2016	2016	2016
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	245	(11)	1,106	(38)	1,302
Net movement in intergroup receivables and payables	(8)	169	(163)	2	—
Dividends received from joint ventures	—	37	—	—	37
Taxation refund	3	—	9	—	12
Taxation paid	(4)	—	(161)	—	(165)
Net cash inflow (outflow) from operating activities	236	195	791	(36)	1,186
Cash flows from investing activities
Capital expenditure	(171)	—	(535)	—	(706)
Expenditure on intangible assets	(2)	—	(3)	—	(5)
Proceeds from disposal of tangible assets	—	—	4	—	4
Other investments acquired	—	—	(73)	—	(73)
Proceeds from disposal of other investments	—	—	61	—	61
Investments in associates and joint ventures	—	—	(11)	—	(11)
Proceeds from disposal of associates and joint ventures	—	10	—	—	10
Net loans repaid by (advanced to) associates and joint ventures	—	(2)	(2)	—	(4)
Disposal (acquisition) of subsidiaries	(6)	(2)	2	6	—
Decrease (increase) in cash restricted for use	1	—	7	—	8
Interest received	2	—	12	—	14
Net cash inflow (outflow) from investing activities	(176)	6	(538)	6	(702)
Cash flows from financing activities
Proceeds from issue of share capital	—	6	—	(6)	—
Proceeds from borrowings	256	330	201	—	787
Repayment of borrowings	(291)	(951)	(91)	—	(1,333)
Finance costs paid	(11)	(145)	(16)	—	(172)
Bond settlement premium, RCF and bond transaction costs	—	(30)	—	—	(30)
Dividends paid	—	—	(15)	—	(15)
Intergroup dividends received (paid)	7	399	(406)	—	—
Net cash inflow (outflow) from financing activities	(39)	(391)	(327)	(6)	(763)
Net increase (decrease) in cash and cash equivalents	21	(190)	(74)	(36)	(279)
Translation	4	—	(30)	36	10
Cash and cash equivalents at beginning of year	19	222	243	—	484
Cash and cash equivalents at end of year	44	32	139	—	215

Figures in millions (US dollars)	2015	2015	2015	2015	2015
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	44	(364)	1,115	455	1,250
Net movement in intergroup receivables and payables	131	1,036	(833)	(334)	—
Dividends received from joint ventures	—	57	—	—	57
Taxation refund	12	—	9	—	21
Taxation paid	(5)	(1)	(178)	—	(184)
Net cash inflow (outflow) from operating activities from continuing operations	182	728	113	121	1,144
Net cash inflow (outflow) from operating activities from discontinued operations	—	—	(5)	—	(5)
Net cash inflow (outflow) from operating activities	182	728	108	121	1,139
Cash flows from investing activities
Capital expenditure	(194)	—	(470)	—	(664)
Expenditure on intangible assets	(2)	—	(1)	—	(3)
Proceeds from disposal of tangible assets	—	—	6	—	6
Other investments acquired	—	—	(86)	—	(86)
Proceeds from disposal of other investments	1	—	80	—	81
Investments in associates and joint ventures	—	—	(11)	—	(11)
Proceeds from disposal of associates and joint ventures	1	—	—	—	1
Net loans repaid by (advanced to) associates and joint ventures	2	(5)	—	—	(3)
Net proceeds from disposal of subsidiaries and investments	—	—	812	—	812
Cash in subsidiary disposed and transfers to held for sale	—	—	(2)	—	(2)
Disposal (acquisition) of subsidiaries	—	(1)	1	—	—
Decrease (increase) in cash restricted for use	—	(2)	(15)	—	(17)
Interest received	6	3	16	—	25
Net cash inflow (outflow) from investing activities from continuing operations	(186)	(5)	330	—	139
Net cash inflow (outflow) from investing activities from discontinued operations	—	—	(59)	—	(59)
Net cash inflow (outflow) from investing activities	(186)	(5)	271	—	80
Cash flows from financing activities
Proceeds from borrowings	120	300	1	—	421
Repayment of borrowings	(127)	(1,024)	(137)	—	(1,288)
Finance costs paid	(14)	(223)	(14)	—	(251)
Bond settlement premium, RCF and bond transaction costs	—	(61)	—	—	(61)
Dividends paid	—	—	(5)	—	(5)
Intergroup dividends received (paid)	—	247	(247)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	(21)	(761)	(402)	—	(1,184)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	(2)	—	(2)
Net cash (outflow) inflow from financing activities	(21)	(761)	(404)	—	(1,186)
Net increase (decrease) in cash and cash equivalents	(25)	(38)	(25)	121	33
Translation	(8)	—	112	(121)	(17)
Cash and cash equivalents at beginning of year	52	260	156	—	468
Cash and cash equivalents at end of year	19	222	243	—	484